Loan Loss Charges (Tables)	12 Months Ended
Dec. 31, 2022
Loan Loss Charges [Abstract]
Summary of Loan Loss Charges
The following items are included in the account as of the indicated dates:

	12.31.22	12.31.21	12.31.20
Expected credit loss allowance	(49,639,031)	(39,702,996)	(97,994,201)
Direct charge offs	(2,812,756)	(3,054,818)	(2,505,573)
Total	(52,451,787)	(42,757,814)	(100,499,774)